2. LOANS: Schedule of Contractual Maturity of Loans (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Contractual Maturity of Loans

	Direct	Real	Sales
Due In	Cash	Estate	Finance
Calendar Year	Loans	Loans	Contracts
2021	53.30%	14.41%	33.73%
2022	29.89	10.15	26.96
2023	11.47	10.42	20.80
2024	4.14	9.99	13.44
2025	1.08	9.50	4.82
2026 & beyond	.12	45.53	.25
	100.00%	100.00%	100.00%